Employee Benefit Plans (Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	167,554
Aggregate Intrinsic Value	$ 1,640
No. of Options Currently Exercisable	89,750
Aggregate Intrinsic Value of Options Currently Exercisable	879
Ranges Of Exercise Prices 26.62 - 33.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	39,250
Weighted-Average Exercise Price	$ 30.84
Weighted Average Remaining Contractual Life, Outstanding	44 months
Aggregate Intrinsic Value	616
No. of Options Currently Exercisable	23,750
Weighted-Average Exercise Price of Options Currently Exercisable	$ 30.02
Weighted Average Remaining Contractual Life, Exercisable	31 months
Aggregate Intrinsic Value of Options Currently Exercisable	392
Ranges Of Exercise Prices 26.62 - 33.90 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 26.62
Ranges Of Exercise Prices 26.62 - 33.90 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 33.90
Ranges Of Exercise Prices 35.09 - 40.88
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	128,304
Weighted-Average Exercise Price	$ 38.55
Weighted Average Remaining Contractual Life, Outstanding	58 months
Aggregate Intrinsic Value	1,024
No. of Options Currently Exercisable	66,000
Weighted-Average Exercise Price of Options Currently Exercisable	$ 39.15
Weighted Average Remaining Contractual Life, Exercisable	25 months
Aggregate Intrinsic Value of Options Currently Exercisable	$ 487
Ranges Of Exercise Prices 35.09 - 40.88 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 35.09
Ranges Of Exercise Prices 35.09 - 40.88 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 44.43